UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21293
Nuveen Preferred and Convertible Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Preferred and Convertible Income Fund (JPC) March 31, 2006

Shares	Description (1)			Value

	Common Stocks - 0.5% (0.3% of Total Investments)

	Aerospace & Defense - 0.1%

64,362	AAR Corporation			$1,833,030

	Oil, Gas & Consumable Fuels - 0.2%

63,925	McMoran Exploration Corporation			1,140,422

	Semiconductors & Equipment - 0.2%

236,230	Micron Technology, Inc., (4)			3,477,306

	Total Common Stocks (cost $4,997,675)			6,450,758

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities - 9.8% (6.6% of Total Investments)

	Automobiles - 0.5%

431,700	General Motors Corporation	6.250%	B	$7,489,995

	Capital Markets - 0.2%

46,575	Affiliated Managers Group	5.100%	BB	2,347,240

	Chemicals - 0.7%

166,120	Celanese Corporation	4.250%	N/R	5,066,660
101,025	Huntsman Corporation	5.000%	N/R	4,346,096

	Total Chemicals			9,412,756

	Commercial Banks - 1.9%

7,500,000	Fortis Insurance NV, 144A	7.750%	A+	9,922,500
257,400	Marshall and Ilsley Corporation	6.500%	A2	6,823,674
88,900	National Australia Bank Limited	7.875%	N/R	3,916,045
105,800	Washington Mutual, Inc., Unit 1 Trust	5.375%	Baa1	5,722,722

	Total Commercial Banks			26,384,941

	Consumer Finance - 0.7%

9,800,000	SLM Corporation	4.570%	A	9,934,260

	Electric Utilities - 0.8%

66,200	Entergy Corporation	7.625%	BBB	3,361,636
1,835,000	PG&E Corporation	9.500%	N/R	5,195,344
56,800	PNM Resources Inc.	6.750%	Baa3	2,757,640

	Total Electric Utilities			11,314,620

	Insurance - 3.3%

74,400	Aspen Insurance Holdings Limited	5.625%	BBB-	3,861,360
202,250	Chubb Corporation	7.000%	A	6,876,500
368,765	Genworth Financial Inc.	6.000%	A	13,518,925
61,200	Hartford Financial Services Group, Inc.	7.000%	A-	4,409,460
154,345	IPC Holdings Limited	7.250%	BBB-	4,283,074
418,700	MetLife Inc., Convertible, Series B	6.375%	BBB+	11,233,721
45,000	Platinum Underwriters Holdings Limited, Series A	6.000%	BB+	1,323,000
48,925	XL Capital Ltd	6.500%	A2	1,085,157

	Total Insurance			45,591,197

	Media - 0.5%

185,000	Emmis Communications Corporation, Series A	6.250%	CCC+	7,409,620

	Metals & Mining - 0.1%

2,340	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	3,006,023

	Oil, Gas & Consumable Fuels - 0.7%

25,925	Amerada Hess Corporation	7.000%	BB	3,102,056
35,460	Chesapeake Energy Corporation, 144A	5.000%	B	3,758,760
37,000	Chesapeake Energy Corporation	4.500%	B+	3,548,670

	Total Oil, Gas & Consumable Fuels				10,409,486

	Thrifts & Mortgage Finance - 0.4%

63,350	New York Community Bancorp Inc Capital Trust V	6.000%	Baa2		3,091,480
87,475	PMI Group Inc.	5.875%	A1		2,313,714

	Total Thrifts & Mortgage Finance				5,405,194

	Total Convertible Preferred Securities (cost $130,105,450)				139,705,332

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$25 Par (or similar) Securities - 53.8% (36.2% of Total Investments)

	Capital Markets - 5.2%

2,500	ABN AMRO North America, Series L, 144A, (3)	6.460%	A3		$ 2,534,375
11,929	Bear Stearns Capital Trust III	7.800%	A2		302,758
500	BNY Capital Trust IV, Series E	6.875%	A1		12,600
270,987	BNY Capital Trust V, Series F	5.950%	A1		6,525,367
148,200	Compass Capital Trust III	7.350%	A3		3,734,640
11,300	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa3		287,472
41,500	First Union Institutional Capital II (CORTS)	8.200%	A1		1,141,250
4,000	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1		94,240
3,800	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1		88,654
39,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1		910,404
2,000	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1		46,240
46,400	Goldman Sachs Group Inc., (3)	6.200%	A2		1,189,696
3,000	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3		67,050
528,988	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2		13,055,424
2,400	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2		59,688
1,000,000	Mellon Capital II, Series B	7.995%	A2		1,055,293
29,900	Merrill Lynch Capital Trust II	8.000%	A1		770,822
149,500	Merrill Lynch Preferred Capital Trust III	7.000%	A1		3,791,320
124,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A1		3,207,032
242,500	Merrill Lynch Preferred Capital Trust V	7.280%	A1		6,217,700
29,000	Merrill Lynch Preferred Capital Trust	7.750%	A1		736,310
23,300	Morgan Stanley (PPLUS)	7.050%	Aa3		582,034
71,100	Morgan Stanley Capital Trust II	7.250%	A1		1,804,518
333,722	Morgan Stanley Capital Trust III	6.250%	A1		8,129,468
717,800	Morgan Stanley Capital Trust IV	6.250%	A1		17,413,828
18,200	Morgan Stanley Capital Trust V	5.750%	A+		414,232

	Total Capital Markets				74,172,415

	Commercial Banks - 9.1%

20,700	Abbey National PLC, Series B	7.375%	A		544,824
63,000	Abbey National PLC, Series B	7.250%	A1		1,593,900
173,100	Abbey National PLC, Series C	7.375%	A2		4,433,091
35,700	ABN AMRO Capital Fund Trust V	5.900%	A		830,382
10,000	ABN AMRO Capital Trust Fund VII	6.080%	A		239,500
73,500	ASBC Capital I	7.625%	Baa1		1,863,960
68,785	BAC Capital Trust I	7.000%	Aa3		1,732,694
136,755	BAC Capital Trust II	7.000%	Aa3		3,479,047
284,700	BAC Capital Trust III	7.000%	Aa3		7,271,238
59,750	Banco Santander	6.410%	A2		1,511,675
63,400	Banco Totta & Acores Finance, Series A	8.875%	A3		1,618,684
9,000	BancorpSouth Capital Trust I	8.150%	Baa2		227,970
231,600	Banesto Holdings, Series A, 144A	10.500%	A2		7,128,949
81,700	Bank One Capital Trust VI	7.200%	A1		2,084,984
35,700	BankNorth Capital Trust II	8.000%	A3		910,707
6,600,000	BOI Capital Funding 3, 144A	6.107%	A2		6,377,468
62,300	Chittenden Capital Trust I	8.000%	Baa1		1,582,420
107,000	Cobank ABC, 144A, (3)	7.000%	N/R		5,192,282
84,900	Comerica Capital Trust I	7.600%	A3		2,129,292
306,079	Fleet Capital Trust VII	1.800%	Aa3		7,691,765
338,700	Fleet Capital Trust VIII	7.200%	Aa3		8,562,336
775,520	HSBC Finance Corporation	6.875%	Aa3		19,736,984
1,955	HSBC Holdings PLC, Series A	6.200%	A1		47,956
164,700	National Commerce Capital Trust II	7.700%	A1		4,181,733

43,550	PNC Capital Trust	6.125%	A3	1,045,636
130,598	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	3,050,769
91,395	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,301,326
87,500	SunTrust Capital Trust IV	7.125%	A1	2,203,250
74,300	SunTrust Capital Trust V	7.050%	A1	1,874,589
71,100	USB Capital Trust III	7.750%	Aa3	1,804,518
199,300	USB Capital Trust IV	7.350%	Aa3	5,070,192
81,200	USB Capital Trust V	7.250%	Aa3	2,048,676
400,700	USB Capital Trust VI	5.750%	Aa3	9,099,897
36,050	USB Capital Trust VII	5.875%	Aa3	830,592
33,400	VNB Capital Trust I	7.750%	Baa1	846,356
47,100	Well Fargo Capital Trust IX	5.625%	Aa2	1,063,518
10,400	Wells Fargo Capital Trust IV	7.000%	Aa2	262,288
80,735	Wells Fargo Capital Trust V	7.000%	Aa2	2,036,944
15,100	Wells Fargo Capital Trust VI	6.950%	Aa2	378,859
127,369	Wells Fargo Capital Trust VII	5.850%	Aa2	3,022,466
80,700	Zions Capital Trust B	8.000%	Baa1	2,107,077

	Total Commercial Banks			130,020,794

	Computers & Peripherals - 0.1%

21,000	IBM Inc., Series 2001-1 (SATURNS)	7.125%	A+	537,390
4,600	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	117,967
2,400	IBM Trust II (CORTS)	7.125%	A+	59,664
9,400	IBM Trust III (CORTS)	7.200%	A+	240,875
2,100	IBM Trust IV (CORTS)	7.000%	A+	54,222

	Total Computers & Peripherals			1,010,118

	Consumer Finance - 0.2%

39,600	Household Capital Trust VII	7.500%	A1	1,006,632
39,700	SLM Corporation	6.000%	A	948,830

	Total Consumer Finance			1,955,462

	Diversified Financial Services - 5.7%

15,100	BBVA Preferred Capital Ltd., Series B	7.750%	A1	379,161
190,000	CIT Group Inc., Series A, (3)	6.350%	BBB+	4,807,000
16,500	CIT Group Incorporated (CORTS)	7.750%	A3	431,805
83,960	Citigroup Capital Trust IX	6.000%	Aa2	2,001,606
86,200	Citigroup Capital Trust VII	7.125%	Aa2	2,179,136
368,100	Citigroup Capital Trust VIII	6.950%	Aa2	9,257,715
33,200	Citigroup Inc., Series F, (3)	6.365%	Aa3	1,691,540
94,000	Citigroup Inc., Series G, (3)	6.213%	Aa3	4,774,260
40,600	Citigroup Inc., Series H, (3)	6.231%	Aa3	2,049,285
64,600	Citigroup Inc., Series M, (3)	5.864%	Aa3	3,255,840
13,000	Citigroup, Series CIT (CORTS)	6.750%	A3	326,560
4,100	General Electric Capital Corporation (CORTS)	6.000%	AAA	99,548
33,100	General Electric Capital Corporation	6.625%	AAA	836,106
565,718	ING Group N.V.	7.200%	A	14,510,667
782,875	ING Group N.V.	7.050%	A	19,885,025
16,800	ING Group N.V.	6.200%	A	415,800
32,700	JPM Capital Trust (CORTS)	7.200%	A2	827,637
54,000	JPMorgan Chase & Company (PCARS)	7.125%	A2	1,365,120
395,367	JPMorgan Chase Capital Trust X	7.000%	A1	10,022,553
22,800	JPMorgan Chase Capital Trust XVI	6.350%	A1	570,000
48,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	1,223,798

	Total Diversified Financial Services			80,910,162

	Diversified Telecommunication Services - 0.5%

19,600	AT&T Inc.	7.000%	A	492,548
20,000	BellSouth Capital Funding (CORTS)	7.100%	A	505,000
17,400	BellSouth Corporation (CORTS)	7.000%	Aa3	443,004
33,100	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	839,085
11,900	BellSouth Corporation	7.125%	A	302,558
10,000	BellSouth Inc. (CORTS)	7.000%	A	253,400
18,300	BellSouth Telecommunications (PPLUS)	7.300%	A	468,114
45,050	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)	7.875%	A-	1,152,830

17,500	Verizon Communications (CORTS)	7.625%	A	449,750
22,200	Verizon Communications (CORTS)	7.375%	A	568,542
4,700	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	114,210
1,300	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	32,058
13,900	Verizon New England Inc., Series B	7.000%	A3	354,450
45,155	Verizon South Inc., Series F	7.000%	A	1,139,712

	Total Diversified Telecommunication Services			7,115,261

	Electric Utilities - 0.9%

7,000	Consolidated Edison Company of New York Inc.	7.500%	A1	175,840
10,000	Consolidated Edison, Inc.	7.250%	A2	254,000
22,200	DTE Energy Trust I	7.800%	Baa3	565,434
40,670	Entergy Louisiana LLC	7.600%	A-	1,028,138
44,570	Georgia Power Capital Trust V	7.125%	A3	1,127,175
153,100	Georgia Power Company	5.900%	A	3,705,020
3,700	Georgia Power Company	5.750%	A	85,840
6,136	Georgia Power Company	5.700%	AAA	147,939
11,300	National Rural Utilities Cooperative Finance Corporation	7.600%	A3	284,308
1,100	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	27,984
6,600	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	158,400
4,900	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	115,346
2,100	Southern Company Capital Trust I (CORTS)	7.375%	BBB+	53,088
48,866	Tennessee Valley Authority, Series D	6.750%	AAA	1,163,988
134,400	Virginia Power Capital Trust	7.375%	Baa2	3,443,328

	Total Electric Utilities			12,335,828

	Food Products - 0.4%

58,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	5,729,315

	Gas Utilities - 0.0%

23,000	AGL Capital Trust II	8.000%	BBB	583,280

	Health Care Providers & Services - 0.5%

274,000	Aetna Inc.	8.500%	A3	6,937,680

	Insurance - 12.1%

538,010	Ace Ltd., Series C	7.800%	Baa2	14,095,862
62,600	Aegon N.V.	6.500%	A-	1,568,130
982,000	Aegon N.V.	6.375%	A-	24,451,800
18,000	Allstate Insurance Company (CORTS)	8.000%	A2	485,820
4,400	AMBAC Financial Group Inc.	7.000%	AA	110,308
26,600	AMBAC Financial Group Inc.	5.950%	AA	627,494
246,800	Arch Capital Group Limited	8.000%	Baa3	6,347,400
1,221,100	Delphi Financial Group, Inc.	8.000%	BBB	31,821,866
320,955	EverestRe Capital Trust II	6.200%	Baa1	7,237,535
110,400	EverestRe Group Limited	7.850%	Baa1	2,833,968
13,200	Financial Security Assurance Holdings	6.875%	AA	331,716
82,200	Financial Security Assurance Holdings	6.250%	AA	2,045,958
225,500	Hartford Capital Trust III, Series C	7.450%	Baa1	5,666,815
37,900	Hartford Life Capital Trust II, Series B	7.625%	Baa1	961,523
38,400	Lincoln National Capital Trust V, Series E	7.650%	A-	967,680
7,100	Lincoln National Capital Trust VI	6.750%	A-	180,979
557,500	MetLife Inc., Series B, (3)	6.500%	Baa1	14,260,850
900,305	PartnerRe Limited, Series C	6.750%	BBB+	22,516,628
4,300	PartnerRe Limited	7.900%	A3	108,317
82,200	PLC Capital Trust III	7.500%	BBB+	2,083,770
39,400	PLC Capital Trust IV	7.250%	BBB+	995,244
8,300	PLC Capital Trust V	6.125%	BBB+	197,955
37,400	Prudential PLC	6.750%	A	936,870
325,410	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	8,226,365
12,000	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	258,000
96,100	RenaissanceRe Holdings Ltd., Series A	8.100%	BBB+	2,443,823
25,800	Safeco Capital Trust I (CORTS)	8.750%	Baa2	751,683
27,400	Safeco Capital Trust I (CORTS)	8.700%	Baa2	749,938
39,100	Safeco Capital Trust III (CORTS)	8.072%	Baa2	1,018,555
14,300	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	373,016

47,400	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	1,227,423
43,900	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	1,143,156
33,400	Saint Paul Capital Trust I	7.600%	Baa1	851,366
34,100	Torchmark Capital Trust I	7.750%	A-	869,550
74,000	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	759,240
15,000	W.R. Berkley Corporation	6.750%	BBB-	381,000
151,100	XL Capital Ltd, Series A	8.000%	Baa1	3,887,803
339,500	XL Capital Ltd, Series B	7.625%	Baa1	8,708,175

	Total Insurance			172,483,581

	Media - 0.1%

43,700	CBS Corporation	0.000%	BBB+	1,096,870
3,700	Walt Disney Company	7.000%	A-	93,980

	Total Media			1,190,850

	Multi-Utilities - 0.2%

55,600	Dominion CNG Capital Trust I	7.800%	Baa2	1,415,576
57,400	Energy East Capital Trust I	8.250%	BBB-	1,461,978

	Total Multi-Utilities			2,877,554

	Oil, Gas & Consumable Fuels - 0.9%

477,200	Nexen Inc.	7.350%	Baa3	12,621,940
1,000	TransCanada Pipeline	8.250%	A3	25,190

	Total Oil, Gas & Consumable Fuels			12,647,130

	Real Estate Investment Trust - 14.0%

22,575	AMB Property Corporation, Series O	7.000%	Baa2	590,336
10,700	AvalonBay Communities, Inc., Series H	8.700%	BBB	291,040
3,000	BRE Properties, Series B	8.080%	BBB-	76,320
22,500	BRE Properties, Series C	6.750%	BBB-	554,850
327,949	CarrAmerica Realty Corporation, Series E	7.500%	BBB-	8,257,756
20,600	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	525,300
658,185	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,895,609
74,900	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	1,879,241
81,100	Duke Realty Corporation, Series L	6.600%	BBB	2,011,280
15,000	Duke-Weeks Realty Corporation	6.950%	BBB	387,000
208,656	Equity Office Properties Trust, Series G	7.750%	BBB-	5,308,209
19,200	Equity Residential Properties Trust, Series C	9.125%	BBB	488,640
11,800	Equity Residential Properties Trust, Series D	8.600%	BBB	309,160
424,173	Equity Residential Properties Trust, Series N	6.480%	BBB	10,392,239
266,900	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	6,926,055
311,700	HRPT Properties Trust, Series B	8.750%	BBB-	8,188,359
652,100	HRPT Properties Trust, Series C	7.125%	BBB-	16,595,945
581,483	Kimco Realty Corporation, Series F	6.650%	BBB+	14,478,927
13,693	New Plan Excel Realty Trust, Series D	7.800%	BBB-	686,790
974,075	New Plan Excel Realty Trust, Series E	7.625%	BBB-	24,644,098
32,982	Prologis Trust, Series C	8.540%	BBB	1,825,349
13,600	Prologis Trust, Series G	6.750%	BBB	340,000
13,000	PS Business Parks, Inc., Series F	8.750%	BBB-	329,680
2,000	PS Business Parks, Inc., Series K	7.950%	BBB-	52,200
51,900	Public Storage, Inc., Series E	6.750%	BBB+	1,289,196
15,000	Public Storage, Inc., Series F	6.450%	BBB+	349,800
97,600	Public Storage, Inc., Series H	6.950%	BBB+	2,479,040
159,800	Public Storage, Inc., Series R	8.000%	BBB+	4,031,754
34,900	Public Storage, Inc., Series S	7.875%	BBB+	879,829
28,200	Public Storage, Inc., Series T	7.625%	BBB+	709,794
30,200	Public Storage, Inc., Series U	7.625%	BBB+	765,268
32,300	Public Storage, Inc., Series V	7.500%	BBB+	818,805
3,000	Public Storage, Inc., Series X	6.450%	BBB+	71,100
186,500	Regency Centers Corporation	7.450%	BBB-	4,784,658
9,100	Regency Centers Corporation	7.250%	BBB-	231,595
32,000	Regency Centers Corporation	6.700%	BBB-	795,200
7,000	Simon Property Group, Inc., Series G	7.890%	BBB	362,740
2,800	Vornado Realty Trust, Series F	6.750%	BBB-	69,440
16,800	Vornado Realty Trust, Series G	6.625%	BBB-	404,040

3,400	Vornado Realty Trust, Series H	6.750%		BBB-	84,286
51,200	Vornado Realty Trust, Series I	6.625%		BBB-	1,221,120
1,462,445	Wachovia Preferred Funding Corporation	7.250%		A2	39,910,124
707,700	Weingarten Realty Trust, Preferred Securities	6.750%		A-	18,184,352

	Total Real Estate Investment Trust				199,476,524

	Specialty Retail - 0.0%

13,800	Sherwin Williams Company, Series III (CORTS)	7.250%		A+	345,552

	Thrifts & Mortgage Finance - 2.3%

4,300	Countrywide Capital Trust II, Series II (CORTS)	8.000%		BBB+	110,940
99,400	Countrywide Capital Trust III (PPLUS)	8.050%		BBB+	2,631,118
1,201,200	Countrywide Capital Trust IV	6.750%		BBB+	30,150,120

	Total Thrifts & Mortgage Finance				32,892,178

	U.S. Agency - 0.9%

86,000	Fannie Mae, (3)	5.125%		AA-	3,784,000
90,200	Federal Home Loan Mortgage Corporation, (3)	6.000%		AA-	4,575,846
23,200	Federal Home Loan Mortgage Corporation, (3)	5.810%		Aa3	1,099,100
17,000	Federal Home Loan Mortgage Corporation, (3)	5.300%		AA-	784,125
47,300	Federal Home Loan Mortgage Corporation, (3)	5.100%		AA-	2,071,740
6,900	Federal Home Loan Mortgage Corporation, (3)	5.000%		AA-	294,285

	Total U.S. Agency				12,609,096

	Wireless Telecommunication Services - 0.7%

34,100	AT&T Wireless (CORTS)	8.000%		A	868,186
18,300	AT&T Wireless, Series 2002-B (SATURNS)	9.250%		A	478,545
38,009	Telephone and Data Systems Inc.	7.600%		A-	950,225
33,900	United States Cellular Corporation	8.750%		A-	900,045
272,100	United States Cellular Corporation	7.500%		A-	6,903,177

	Total Wireless Telecommunication Services				10,100,178

	Total $25 Par (or similar) Securities (cost $775,899,083)				765,392,958

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds - 38.0% (25.6% of Total Investments)

	Aerospace & Defense - 1.8%

$ 4,500	AAR Corporation, 144A	1.750%	2/01/26	BB-	$5,141,250
5,205	Armor Holdings Inc.	2.000%	11/01/24	B+	6,337,088
6,900	L-3 Communications Corporation, Series 144A	3.000%	8/01/35	BB+	7,124,250
6,460	Lockheed Martin Corporation	4.491%	8/15/33	BBB+	7,507,166

23,065	Total Aerospace & Defense				26,109,754

	Auto Components - 0.5%

6,695	ArvinMeritor Inc., 144A	4.625%	3/01/26	BB	6,728,475

	Automobiles - 0.1%

785	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	902,750

	Biotechnology - 2.9%

11,900	Amgen Inc., 144A	0.125%	2/01/11	A+	12,048,750
4,000	Cephalon, Inc.	0.000%	6/15/33	B-	4,645,000
2,450	CV Therapeutics Inc.	2.750%	5/16/12	N/R	3,381,000
3,200	CV Therapeutics Inc.	3.250%	8/16/13	N/R	3,412,000
7,855	Genzyme Corporation	1.250%	12/01/23	BBB	8,571,769
6,000	Invitrogen Corporation	2.000%	8/01/23	N/R	6,802,500
2,680	Medimmune Inc.	1.000%	7/15/23	BBB	2,653,200

38,085	Total Biotechnology				41,514,219

	Capital Markets - 0.3%

2,640	BlackRock Inc.	2.625%	2/15/35	A+	3,745,500

	Communications Equipment - 2.9%

2,560	ADC Telecommunications Inc.	1.000%	6/15/08	N/R	2,777,600
3,425	ADC Telecommunications Inc.	5.045%	6/15/13	N/R	3,797,469
7,057	Ciena Corporation	3.750%	2/01/08	B	6,704,150
4,645	CommScope Inc.	1.000%	3/15/24	B+	6,375,263
5,565	Comverse Technology, Inc.	0.000%	5/15/23	BB-	7,665,788
4,095	Lucent Technologies Inc.	2.750%	6/15/23	B1	4,366,294
2,985	Nortel Networks Corp.	4.250%	9/01/08	B-	2,832,019
1,240	Powerwave Technologies Inc.	1.875%	11/15/24	N/R	1,663,150

3,355	Powerwave Technologies Inc.	1.825%	11/15/24	N/R	4,499,894

34,927	Total Communications Equipment				40,681,627

	Containers & Packaging - 0.5%

7,205	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	7,096,925

	Diversified Financial Services - 0.5%

7,500	CapitalSource Inc.	3.500%	7/15/34	BBB-	7,603,125

	Diversified Telecommunication Services - 0.4%

2,425	CenturyTel Inc.	4.750%	8/01/32	BBB+	2,573,531
2,225	Time Warner Telecom Inc.	2.375%	4/01/26	CCC+	2,561,531

4,650	Total Diversified Telecommunication Services				5,135,062

	Electronic Equipment & Instruments - 1.3%

4,250	Coherent Inc., 144A	2.750%	3/01/11	N/R	4,781,250
5,625	Flextronics International Limited	1.000%	8/01/10	Ba2	5,104,688
13,125	Roper Industries Inc.	1.481%	1/15/34	BB-	8,383,594
635	Vishay Intertechnology Inc.	3.625%	8/01/23	B+	637,381

23,635	Total Electronic Equipment & Instruments				18,906,913

	Energy Equipment & Services - 1.5%

830	Cal Dive International Inc.	3.250%	12/15/25	N/R	1,184,825
3,135	Diamond Offshore Drilling, Inc.	1.500%	4/15/31	A-	5,776,238
3,125	Hanover Compressor Company	4.750%	1/15/14	B	4,304,688
3,100	Nabors Industries Inc.	0.000%	6/15/23	N/R	3,553,375
1,785	Oil States International Inc., Series 144A	2.375%	7/01/25	N/R	2,432,063
2,440	Schlumberger Limited	2.125%	6/01/23	A+	3,995,500

14,415	Total Energy Equipment & Services				21,246,689

	Gas Utilities - 0.2%

40	Southern Union Company, Series B	5.750%	8/16/06	Baa3	2,933,550

	Health Care Equipment & Supplies - 1.8%

8,835	Fisher Scientific International Inc.	3.250%	3/01/24	BB+	9,530,756
5,450	Lincare Holdings Inc.	3.000%	6/15/33	N/R	5,266,063
10,350	Medtronic, Inc.	1.250%	9/15/21	AA-	10,311,188

24,635	Total Health Care Equipment & Supplies				25,108,007

	Health Care Providers & Services - 1.5%

4,315	Advanced Medical Optics	2.500%	7/15/24	B	4,697,956
6,600	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	5,321,250
6,750	Omnicare, Inc.	3.250%	12/15/35	BB+	6,505,313
6,210	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	5,010,228

23,875	Total Health Care Providers & Services				21,534,747

	Hotels, Restaurants & Leisure - 2.6%

5,770	Caesars Entertainment Inc.	4.550%	4/15/24	BBB-	7,777,960
13,115	Carnival Corporation	1.132%	4/29/33	A-	9,246,075
5,800	Hilton Hotels Corporation	3.375%	4/15/23	BB	7,068,750
2,955	Kerzner International Limited, 144A	2.375%	4/15/24	B	3,985,556
4,300	Scientific Games Corporation	0.750%	12/01/24	B+	5,514,750
2,915	Starwood Hotels & Resorts Worldwide, Inc.	3.500%	5/16/23	BB+	3,971,688

34,855	Total Hotels Restaurants & Leisure				37,564,779

	Industrial Conglomerates - 0.4%

6,980	3M Company	0.000%	11/21/32	Aa1	6,177,300

	Insurance - 0.7%

7,555	American Equity Investment Life Holding Company	5.250%	12/06/24	BB+	9,472,081

	Internet Software & Services - 0.5%

5,845	Open Solutions Inc., 144A	1.467%	2/02/35	N/R	3,477,775
7,100	Open Solutions Inc.	1.467%	2/02/35	N/R	4,224,500

12,945	Total Internet Software & Services				7,702,275

	IT Services - 0.2%

2,100	Digital River Inc.	1.250%	1/01/24	N/R	2,441,250

	Leisure Equipment & Products - 0.5%

6,195	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	N/R	6,853,219

	Media - 4.6%

215	Comcast Corporation	2.000%	10/15/29	BBB	8,888,423
2,480	Lamar Advertising Company, Convertible Notes	2.875%	12/31/10	B	2,879,900
10,850	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	11,012,750

8,400	Liberty Media Corporation	0.750%	3/30/23	BB+	8,830,500
1,775	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	N/R	1,794,969
2,500	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	N/R	2,350,000
3,340	Omnicom Group Inc.	0.000%	6/15/33	A-	3,319,125
2,375	Shuffle Master Inc.	1.250%	4/15/24	N/R	3,194,375
3,425	Sinclair Broadcast Group, Convertible Senior Subordinated Notes, 144A	4.875%	7/15/18	B	3,026,844
2,990	Sirius Satellite Radio Inc.	3.250%	10/15/11	CCC	3,535,675
71	Tribune Company, Exchangeable Subordinated Debentures	2.000%	5/15/29	BBB+	5,106,675
6,425	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A-	6,930,969
5,600	XM Satellite Radio Holdings Inc.	1.750%	12/01/09	CCC-	4,718,000

50,446	Total Media				65,588,205

	Metals & Mining - 0.3%

2,875	Century Aluminum Company	1.750%	8/01/24	BB-	4,272,969

	Multi-Utilities - 0.5%

6,325	Dominion Resources Inc., Series C	2.125%	12/15/23	BBB	6,459,406

	Oil, Gas & Consumable Fuels - 0.7%

8,225	Devon Energy Corporation	4.900%	8/15/08	BBB	9,582,125

	Pharmaceuticals - 3.5%

3,390	Alexion Pharmaceuticals Inc., 144A	1.375%	2/01/12	N/R	4,275,638
3,250	Alexion Pharmaceuticals Inc.	1.375%	2/01/12	N/R	4,099,063
9,550	Allergan Inc., Convertible Zero Coupon Senior Notes	0.000%	11/06/22	A	11,865,875
3,550	BioMarin Pharmaceutical Inc.	2.500%	3/29/13	N/R	3,727,500
4,175	King Pharmaceuticals Inc.	2.750%	11/15/21	BB-	4,122,813
2,920	Medicis Pharmaceutical Corporation	2.500%	6/04/32	N/R	3,445,600
3,500	Medicis Pharmaceutical Corporation	1.500%	6/04/33	N/R	3,482,500
8,625	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB	8,571,094
6,400	Wyeth, 144A	1.000%	1/15/24	A	6,847,360

45,360	Total Pharmaceuticals				50,437,443

	Real Estate Management & Development - 0.1%

1,105	Avatar Holdings Inc., 144A	4.500%	4/01/24	N/R	1,335,669

	Road & Rail - 0.7%

7,700	CSX Corporation	0.000%	10/30/21	BBB	8,335,250
1,050	Yellow Roadway Corporation	3.375%	11/25/23	BBB-	1,173,375

8,750	Total Road & Rail				9,508,625

	Semiconductors & Equipment - 2.1%

3,100	Agere Systems Inc.	6.500%	12/15/09	B	3,069,000
3,850	ASM International NV	4.250%	12/06/11	B-	4,268,688
2,670	Conexant Systems Inc., 144A	4.000%	3/01/26	N/R	2,716,725
9,775	Intel Corporation, 144A	2.950%	12/15/35	A-	8,430,938
3,240	LSI Logic Corporation	4.000%	5/15/10	Ba3	3,628,800
5,775	RF Micro Devices, Inc.	1.500%	7/01/10	B-	7,168,219

28,410	Total Semiconductors & Equipment				29,282,370

	Software - 1.1%

7,200	Amdocs Limited	0.500%	3/15/24	BBB-	7,173,000
1,925	Cadence Design Systems Inc.	0.000%	8/15/23	N/R	2,358,125
3,350	Sybase, Inc., 144A	1.750%	2/22/25	N/R	3,370,938
3,475	Sybase, Inc.	1.750%	2/22/25	N/R	3,496,719

15,950	Total Software				16,398,782

	Specialty Retail - 2.0%

2,880	Best Buy Co., Inc.	2.250%	1/15/22	BBB-	3,646,800
2,200	Charming Shoppes Inc.	4.750%	6/01/12	BB-	3,445,750
4,510	Dick’s Sporting Goods Inc.	1.606%	2/18/24	B	3,472,700
1,015	Pier 1 Imports, Inc., 144A	6.375%	2/15/36	B-	1,097,469
3,545	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B	3,505,119
8,775	TJX Companies, Inc.	0.000%	2/13/21	A-	7,381,969
6,750	United Auto Group Inc., Series 144A	3.500%	4/01/26	B	7,315,313

29,675	Total Specialty Retail				29,865,120

	Trading Companies & Distributors - 0.3%

2,830	GATX Corporation	7.500%	2/01/07	BBB	3,601,175

	Wireless Telecommunication Services - 1.0%

3,495	American Tower Corporation	3.000%	8/15/12	BB-	5,526,469
6,500	NII Holdings Inc., 144A	2.750%	8/15/25	N/R	8,669,375

9,995	Total Wireless Telecommunication Services				14,195,844

$ 492,728	Total Convertible Bonds (cost $499,995,061)				539,985,980

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds - 15.9% (10.7% of Total Investments)

	Aerospace & Defense - 0.3%

$ 3,500	K&F Acquisition Inc.	7.750%	11/15/14	B-	$3,561,250

	Auto Components - 0.5%

1,600	Affinia Group Inc.	9.000%	11/30/14	CCC+	1,384,000
2,575	Keystone Automotive Operations Inc.	9.750%	11/01/13	B-	2,266,000
2,500	Tenneco Auto, Inc.	10.250%	7/15/13	B	2,787,500

6,675	Total Auto Components				6,437,500

	Chemicals - 0.7%

2,000	Freeport-McMoran Resources	7.000%	2/15/08	Ba3	2,035,000
1,200	Ineos Group Holdings PLC, 144A	8.500%	2/15/16	B2	1,146,000
1,000	Nell AF Sarl	8.375%	8/15/15	B2	997,500
1,335	OM Group Inc.	9.250%	12/15/11	B-	1,388,400
3,000	Resolution Performance Products LLC	8.000%	12/15/09	B+	3,105,000
1,500	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	1,515,000

10,035	Total Chemicals				10,186,900

	Commercial Banks - 0.2%

2,500	HBOS PLC, Series 144A	6.413%	9/29/49	A1	2,387,375

	Commercial Services & Supplies - 0.5%

667	Allied Waste North America, Series B	9.250%	9/01/12	BB-	722,861
1,000	Allied Waste North America	7.875%	4/15/13	BB-	1,048,750
3,725	DST Systems Inc.	4.125%	8/15/23	N/R	4,795,938
1,000	National Mentor Inc.	9.625%	12/01/12	B-	1,135,000

6,392	Total Commercial Services & Supplies				7,702,549

	Containers & Packaging - 0.6%

1,520	Berry Plastics Corporation	10.750%	7/15/12	B-	1,679,600
2,000	MDP Acquisitions PLC, Senior Notes	9.625%	10/01/12	B-	2,125,000
2,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B	2,100,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B	1,995,000

7,520	Total Containers & Packaging				7,899,600

	Diversified Telecommunication Services - 0.3%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B+	2,045,000
1,500	Valor Telecommunications Enterprises LLC	7.750%	2/15/15	B1	1,578,750

3,500	Total Diversified Telecommunication Services				3,623,750

	Electric Utilities - 0.5%

3,000	Midwest Generation LLC	8.750%	5/01/34	B1	3,262,500
500	Mirant North America LLC., 144A	7.375%	12/31/13	B1	512,500
3,000	Sierra Pacific Resources, Series 144A	6.750%	8/15/17	B1	3,026,250

6,500	Total Electric Utilities				6,801,250

	Energy Equipment & Services - 0.3%

1,200	Hanover Compressor Company	7.500%	4/15/13	B	1,206,000
1,000	Lone Star Technologies Inc.	9.000%	6/01/11	B	1,050,000
1,500	Pride International Inc.	7.375%	7/15/14	Ba2	1,582,500

3,700	Total Energy Equipment & Services				3,838,500

	Food & Staples Retailing - 0.1%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	BB-	2,007,500

	Food Products - 0.4%

356	Dole Foods Company	8.875%	3/15/11	B	354,220
5,943	Dole Foods Company	7.875%	7/15/13	B	5,868,713

6,299	Total Food Products				6,222,933

	Health Care Equipment & Supplies - 0.1%

1,300	Select Medical Corporation	7.625%	2/01/15	B-	1,179,750

	Health Care Providers & Services - 0.3%

1,000	US Oncology Inc.	9.000%	8/15/12	B2	1,040,000
2,500	US Oncology Inc.	10.750%	8/15/14	B-	2,743,750

3,500	Total Health Care Providers & Services				3,783,750

	Hotels, Restaurants & Leisure - 1.9%

2,000	Boyd Gaming Corporation	8.750%	4/15/12	B+	2,145,000
2,000	Boyd Gaming Corporation	7.750%	12/15/12	B+	2,105,000
2,552	Dominos Inc.	8.250%	7/01/11	B	2,628,560
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,503,750
2,900	Intrawest Corporation	7.500%	10/15/13	B+	2,954,375
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B	1,940,000
1,600	Park Place Entertainment	8.125%	5/15/11	BB+	1,748,000
2,500	Park Place Entertainment	7.000%	4/15/13	BBB-	2,607,487
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,105,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	811,875
2,000	Town Sports International Inc.	9.625%	4/15/11	B2	2,115,000
4,000	Universal City Development Partners	11.750%	4/01/10	B2	4,430,000

25,802	Total Hotels, Restaurants & Leisure				27,094,047

	Household Durables - 1.0%

2,000	K. Hovnanian Enterprises Inc., Senior Subordinated Notes	8.875%	4/01/12	Ba2	2,100,000
3,000	KB Home	8.625%	12/15/08	Ba2	3,179,235
4,000	Stanley Works Capital Trust I, 144A	5.902%	12/01/45	Baa1	3,708,028
4,675	Technical Olympic USA Inc., Senior Subordinated Notes	10.375%	7/01/12	B2	4,745,125

13,675	Total Household Durables				13,732,388

	Household Products - 0.1%

1,650	Central Garden & Pet Company	9.125%	2/01/13	B	1,740,750

	Independent Power Producers & Energy Traders - 0.1%

400	NRG Energy Inc.	7.250%	2/01/14	B1	407,500
400	NRG Energy Inc.	7.375%	2/01/16	B1	409,500

800	Total Independent Power Producers & Energy Traders				817,000

	Insurance - 1.1%

2,000	Fairfax Financial Holdings Ltd	7.750%	4/26/12	BB	1,770,000
3,200	ILFC E-Capital Trust I, 144A	5.900%	12/21/65	A	3,108,797
400	ILFC E-Capital Trust II, 144A	6.250%	12/21/65	A	384,030
11,000	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	Baa2	10,603,890

16,600	Total Insurance				15,866,717

	IT Services - 0.5%

1,625	Global Cash Access LLC	8.750%	3/15/12	B-	1,752,969
4,750	SunGard Data Systems Inc., Series 144A	9.125%	8/15/13	B-	5,046,875

6,375	Total IT Services				6,799,844

	Machinery - 0.6%

1,200	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	1,263,000
1,220	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	B	1,293,200
6,095	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B	6,514,031

8,515	Total Machinery				9,070,231

	Media - 2.6%

4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	4,040,000
2,880	American Media Operations Inc., Series B	10.250%	5/01/09	Caa1	2,620,800
2,000	American Media Operations Inc.	8.875%	1/15/11	Caa1	1,720,000
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	1,037,500
5,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	5,075,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B2	2,000,000
2,800	Mail-Well I Corporation, Senior Unsecured Note, 144A	9.625%	3/15/12	B+	3,027,500
1,975	Medianews Group Inc.	6.375%	4/01/14	B+	1,792,313
1,950	Panamsat Corporation	9.000%	8/15/14	B+	2,062,125
6,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B	5,880,000
4,550	Vertis Inc.	9.750%	4/01/09	B3	4,686,500
4,000	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa2	3,710,000

38,155	Total Media				37,651,738

	Metals & Mining - 0.1%

2,000	Chaparral Steel Company	10.000%	7/15/13	B1	2,240,000

	Multiline Retail - 0.2%

2,400	Bon-Ton Department Stores Inc., 144A	10.250%	3/15/14	B2	2,320,800

	Multi-Utilities - 0.0%

600	Dynegy Holdings Inc., 144A (WI/DD, Settling 4/12/06)	8.375%	5/01/16	B2	600,000

	Oil, Gas & Consumable Fuels - 0.8%

2,400	Baytex Energy Ltd	9.625%	7/15/10	B-	2,553,000
400	Chaparral Energy Inc., 144A	8.500%	12/01/15	B	418,000
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	2,462,250
200	Copano Energy LLC, 144A	8.125%	3/01/16	B	208,000
2,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B	2,005,000
2,000	SemGroup LP, 144A	8.750%	11/15/15	B1	2,050,000
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	B2	995,000

10,345	Total Oil, Gas & Consumable Fuels				10,691,250

	Paper & Forest Products - 0.5%

2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	B	2,020,000
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	B	5,225,000

7,000	Total Paper & Forest Products				7,245,000

	Personal Products - 0.1%

1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,522,500

	Real Estate Investment Trust - 0.1%

1,000	Trustreet Properties, Inc.	7.500%	4/01/15	B+	1,007,500
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	516,250

1,500	Total Real Estate Investment Trust				1,523,750

	Real Estate Management & Development - 0.1%

1,625	CB Richard Ellis Services Inc.	9.750%	5/15/10	Ba1	1,767,188

	Semiconductors & Equipment - 0.1%

1,600	Avago Technologies Finance Pte. Ltd., 144A	10.125%	12/01/13	B	1,726,000

	Specialty Retail - 0.9%

4,100	Asbury Automotive Group Inc.	9.000%	6/15/12	B	4,207,625
1,000	GSC Holdings Corporation, 144A	8.000%	10/01/12	Ba3	997,500
2,000	Stripes Acquisition/Susser Finance Corporation, Series 144A	10.625%	12/15/13	B	2,107,500
5,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B+	5,337,500

12,100	Total Specialty Retail				12,650,125

	Textiles Apparel & Luxury Goods - 0.2%

3,000	Jostens IH Corporation	7.625%	10/01/12	B-	2,977,500

	Trading Companies & Distributors - 0.1%

2,000	United Rentals North America Inc.	6.500%	2/15/12	B+	1,970,000

$ 220,663	Total Corporate Bonds (cost $227,063,729)				225,639,435

Principal
Amount
(000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 28.8% (19.4% of Total Investments)

	Capital Markets - 3.8%

1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	$1,050,294
4,850	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	5,117,099
3,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	3,153,831
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	1,258,615
27,500	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	27,706,580
3,000	First Security Capital I	8.410%	12/15/26	Aa2	3,173,895
8,000	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	8,934,096
3,800	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	4,051,256

	Total Capital Markets				54,445,666

	Commercial Banks - 19.4%

3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	3,033,606
9,500	Abbey National Capital Trust I	8.963%	6/30/50	A2	12,366,720
6,500	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	6,279,826
3,000	Bank One Capital III	8.750%	9/01/30	A1	3,874,803
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	1,054,156
6,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	6,344,850
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	2,112,706
13,030	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	14,675,963
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,225,789
1,500	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	1,622,415
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa1	6,559,222

2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	2,107,436
30,000	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	30,091,050
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,742,672
5,750	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	8,341,439
11,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	12,444,960
1,000	KeyCorp Capital II	6.875%	3/17/29	A3	1,057,061
6,300	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	6,618,868
18,600	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	18,652,210
20,000	M&I Capital Trust A	7.650%	12/01/26	A2	20,971,000
5,000	NB Capital Trust IV	8.250%	4/15/27	Aa3	5,313,860
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	1,059,001
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	8,554,056
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	975,697
16,500	RBS Capital Trust B	6.800%	12/31/49	A1	16,527,538
100	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	107,633
2,365	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	2,433,171
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	7,836,384
10,500	St. George Funding Company LLC	8.485%	6/30/17	Baa1	11,017,052
1,650	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	1,867,425
2,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	2,266,726
300	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	32,540,625
100	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	105,044
12,800	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	12,543,770
3,000	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	2,917,314
5,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	5,291,200

	Total Commercial Banks				275,533,248

	Diversified Financial Services - 1.0%

4,000	BNP Paribas Capital Trust	7.200%	12/31/49	A+	4,040,946
5,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	5,245,574
14,500	Citigroup Capital X	6.100%	9/30/33	Aa2	350,755
1,700	Fulton Capital Trust I	6.290%	2/01/36	A3	1,619,374
2,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	2,920,416

	Total Diversified Financial Services				14,177,065

	Diversified Telecommunication Services - 0.9%

9,957	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	A-	12,349,792

	Insurance - 2.2%

2,300	American General Capital II	8.500%	7/01/30	Aa3	2,949,272
4,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	3,876,040
1,000	MIC Financing Trust I	8.375%	2/01/27	A+	1,015,771
7,250	Prudential PLC	6.500%	6/29/49	A	7,225,792
9,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	10,136,196
5,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	5,350,255

	Total Insurance				30,553,326

	Oil, Gas & Consumable Fuels - 0.5%

1,200	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	1,273,726
6,110	KN Capital Trust III	7.630%	4/15/28	Baa3	6,533,869

	Total Oil, Gas & Consumable Fuels				7,807,595

	Thrifts & Mortgage Finance - 1.0%

12,250	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	13,245,570
1,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	1,058,221

	Total Thrifts & Mortgage Finance				14,303,791

	Total Capital Preferred Securities (cost $423,977,473)				409,170,483

Shares	Description (1)				Value

	Investment Companies - 0.2% (0.1% of Total Investments)

12,358	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$ 244,812
31,527	Flaherty and Crumrine/Claymore Total Return Fund Inc.				624,550
39,678	John Hancock Preferred Income Fund III				808,241
3,251	John Hancock Preferred Income Fund II				74,513
3,400	John Hancock Preferred Income Fund				79,390
14,786	Preferred and Corporate Strategies Fund Inc.				300,599
49,582	Preferred Income Strategies Fund Inc.				965,857

	Total Investment Companies (cost $3,146,253)				3,097,962

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments - 1.6% (1.1% of Total Investments)

$23,359	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $23,367,116, collateralized by $24,130,000, U.S. Treasury Notes, 4.000%, due 6/15/09, value $23,807,816 and $20,000, U.S. Treasury Notes, 4.250%, due 8/15/15, value $19,122	4.250%	4/03/06		$ 23,358,843

	Total Short-Term Investments (cost $23,358,843)				23,358,843

	Total Investments (cost $2,088,543,567) - 148.6%				2,112,801,751

	Other Assets Less Liabilities - 1.2%				17,222,352

	Preferred Shares, at Liquidation Value - (49.8)%				(708,000,000)

	Net Assets Applicable to Common Shares - 100%				$1,422,024,103

Interest Rate Swaps outstanding at March 31, 2006:

		Fixed Rate Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (5)	Frequency	Date	(Depreciation)

JPMorgan	$71,000,000	2.994%	Monthly	4.794%	Monthly	1/22/08	$2,745,283
JPMorgan	71,000,000	3.395	Monthly	4.661	Monthly	7/06/06	366,728
Morgan Stanley	71,000,000	3.406	Monthly	4.794	Monthly	1/22/09	3,364,480
Morgan Stanley	71,000,000	2.567	Monthly	4.794	Monthly	1/22/07	1,528,451

							$8,004,942

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Non-income producing.

(5)	Based on USD-LIBOR (United States Dollar-London Interbank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $2,112,875,639.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$76,066,649
Depreciation	(76,140,537)

Net unrealized appreciation (depreciation) of investments	$(73,888)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Preferred and Convertible Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.